UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2014

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
BorgWarner Inc.	3,215	$176,664
Delphi Automotive PLC	3,900	283,608
Goodyear Tire & Rubber Co.	1,699	48,541
Johnson Controls Inc.	9,368	452,849

Total Auto Components		961,662

Automobiles - 0.7%
Ford Motor Co.	54,135	839,092
General Motors Co.	19,100	666,781
Harley-Davidson Inc.	3,105	204,651

Total Automobiles		1,710,524

Distributors - 0.1%
Genuine Parts Co.	2,169	231,150

Diversified Consumer Services - 0.1%
H&R Block Inc.	3,868	130,274

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	6,183	280,275
Chipotle Mexican Grill Inc.	438	299,815	*
Darden Restaurants Inc.	1,851	108,524
Marriott International Inc., Class A Shares	3,119	243,376
McDonald’s Corp.	13,165	1,233,561
Royal Caribbean Cruises Ltd.	2,300	189,589
Starbucks Corp.	10,363	850,284
Starwood Hotels & Resorts Worldwide Inc.	1,907	154,600
Wyndham Worldwide Corp.	1,807	154,968
Wynn Resorts Ltd.	1,143	170,033
Yum! Brands Inc.	6,248	455,167

Total Hotels, Restaurants & Leisure		4,140,192

Household Durables - 0.4%
D.R. Horton Inc.	4,017	101,590
Garmin Ltd.	1,734	91,607
Harman International Industries Inc.	957	102,122
Leggett & Platt Inc.	1,959	83,473
Lennar Corp., Class A Shares	2,480	111,129
Mohawk Industries Inc.	862	133,920	*
Newell Rubbermaid Inc.	3,935	149,884
PulteGroup Inc.	4,842	103,909
Whirlpool Corp.	1,093	211,758

Total Household Durables		1,089,392

Internet & Catalog Retail - 1.2%
Amazon.com Inc.	5,148	1,597,682	*
Expedia Inc.	1,443	123,175
Netflix Inc.	844	288,319	*
Priceline Group Inc.	735	838,054	*
TripAdvisor Inc.	1,646	122,890	*

Total Internet & Catalog Retail		2,970,120

Leisure Products - 0.1%
Hasbro Inc.	1,644	90,403
Mattel Inc.	4,801	148,567

Total Leisure Products		238,970

Media - 3.5%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	62,333
CBS Corp., Class B Shares	5,985	331,210
Comcast Corp., Class A Shares	35,270	2,046,013
DIRECTV	6,984	605,513	*
Discovery Communications Inc., Class A Shares	1,990	68,555	*

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Media - (continued)
Discovery Communications Inc., Class C Shares	3,790	$127,799	*
Gannett Co. Inc.	3,207	102,400
Interpublic Group of Cos. Inc.	5,982	124,246
News Corp., Class A Shares	7,025	110,222	*
Omnicom Group Inc.	2,942	227,917
Scripps Networks Interactive, Class A Shares	1,553	116,894
Time Warner Cable Inc.	3,884	590,601
Time Warner Inc.	11,393	973,190
Twenty-First Century Fox Inc.	25,068	962,737
Viacom Inc., Class B Shares	5,257	395,589
Walt Disney Co.	21,586	2,033,185

Total Media		8,878,404

Multiline Retail - 0.7%
Dollar General Corp.	4,156	293,829	*
Dollar Tree Inc.	2,935	206,565	*
Family Dollar Stores Inc.	1,348	106,775
Kohl’s Corp.	2,839	173,293
Macy’s Inc.	4,798	315,469
Nordstrom Inc.	2,019	160,288
Target Corp.	8,916	676,814

Total Multiline Retail		1,933,033

Specialty Retail - 2.3%
AutoNation Inc.	890	53,765	*
AutoZone Inc.	376	232,785	*
Bed Bath & Beyond Inc.	2,604	198,347	*
Best Buy Co. Inc.	3,856	150,307
CarMax Inc.	3,149	209,660	*
GameStop Corp., Class A Shares	1,634	55,229
Gap Inc.	3,737	157,365
Home Depot Inc.	18,166	1,906,885
L Brands Inc.	3,440	297,732
Lowe’s Cos. Inc.	13,154	904,995
O’Reilly Automotive Inc.	1,201	231,337	*
PetSmart Inc.	1,464	119,016
Ross Stores Inc.	2,532	238,666
Staples Inc.	9,180	166,342
Tiffany & Co.	1,554	166,060
TJX Cos. Inc.	9,533	653,773
Tractor Supply Co.	1,969	155,197
Urban Outfitters Inc.	1,538	54,030	*

Total Specialty Retail		5,951,491

Textiles, Apparel & Luxury Goods - 0.9%
Coach Inc.	3,915	147,047
Fossil Group Inc.	679	75,193	*
Michael Kors Holdings Ltd.	2,800	210,280	*
NIKE Inc., Class B Shares	9,793	941,597
PVH Corp.	1,151	147,524
Ralph Lauren Corp.	834	154,423
Under Armour Inc., Class A Shares	2,300	156,170	*
V.F. Corp.	4,970	372,253

Total Textiles, Apparel & Luxury Goods		2,204,487

TOTAL CONSUMER DISCRETIONARY		30,439,699

CONSUMER STAPLES - 9.8%
Beverages - 2.1%
Brown-Forman Corp., Class B Shares	2,287	200,890
Coca-Cola Co.	54,052	2,282,076
Coca-Cola Enterprises Inc.	3,352	148,225
Constellation Brands Inc., Class A Shares	2,360	231,681	*
Dr. Pepper Snapple Group Inc.	2,747	196,905
Molson Coors Brewing Co., Class B Shares	2,234	166,478

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Beverages - (continued)
Monster Beverage Corp.	1,900	$205,865	*
PepsiCo Inc.	20,577	1,945,761

Total Beverages		5,377,881

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	5,803	822,575
CVS Health Corp.	15,781	1,519,868
Kroger Co.	6,786	435,729
Safeway Inc.	3,249	114,105
Sysco Corp.	8,252	327,522
Wal-Mart Stores Inc.	21,923	1,882,747
Walgreens Boots Alliance Inc.	11,632	886,359
Whole Foods Market Inc.	5,276	266,016

Total Food & Staples Retailing		6,254,921

Food Products - 1.6%
Archer-Daniels-Midland Co.	8,788	456,976
Campbell Soup Co.	2,523	111,012
ConAgra Foods Inc.	5,930	215,140
General Mills Inc.	7,911	421,893
Hershey Co.	2,116	219,916
Hormel Foods Corp.	1,899	98,938
J.M. Smucker Co.	1,463	147,734
Kellogg Co.	3,623	237,089
Keurig Green Mountain Inc.	1,622	214,745
Kraft Foods Group Inc.	8,351	523,274
McCormick & Co. Inc., Non Voting Shares	1,850	137,455
Mead Johnson Nutrition Co., Class A Shares	2,761	277,591
Mondelez International Inc., Class A Shares	23,455	852,003
Tyson Foods Inc., Class A Shares	3,792	152,021

Total Food Products		4,065,787

Household Products - 2.0%
Clorox Co.	1,833	191,017
Colgate-Palmolive Co.	11,915	824,399
Kimberly-Clark Corp.	5,153	595,378
Procter & Gamble Co.	37,350	3,402,211

Total Household Products		5,013,005

Personal Products - 0.1%
Avon Products Inc.	6,122	57,486
Estee Lauder Cos. Inc., Class A Shares	3,106	236,677

Total Personal Products		294,163

Tobacco - 1.5%
Altria Group Inc.	27,513	1,355,565
Lorillard Inc.	5,101	321,057
Philip Morris International Inc.	21,262	1,731,790
Reynolds American Inc.	4,393	282,338

Total Tobacco		3,690,750

TOTAL CONSUMER STAPLES		24,696,507

ENERGY - 8.4%
Energy Equipment & Services - 1.4%
Baker Hughes Inc.	6,167	345,784
Cameron International Corp.	2,658	132,767	*
Diamond Offshore Drilling Inc.	981	36,013
Ensco PLC, Class A Shares	3,300	98,835
FMC Technologies Inc.	3,330	155,977	*
Halliburton Co.	11,904	468,184
Helmerich & Payne Inc.	1,517	102,276
Nabors Industries Ltd.	3,681	47,779
National-Oilwell Varco Inc.	6,045	396,129
Noble Corp. PLC	3,585	59,403
Schlumberger Ltd.	17,343	1,481,266

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
Transocean Ltd.	4,788	$87,764

Total Energy Equipment & Services		3,412,177

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	7,106	586,245
Apache Corp.	5,268	330,145
Cabot Oil & Gas Corp.	5,957	176,387
Chesapeake Energy Corp.	7,142	139,769
Chevron Corp.	25,733	2,886,728
Cimarex Energy Co.	1,200	127,200
ConocoPhillips	16,396	1,132,308
CONSOL Energy Inc.	3,233	109,308
Denbury Resources Inc.	5,022	40,829
Devon Energy Corp.	5,403	330,718
EOG Resources Inc.	7,706	709,491
EQT Corp.	2,129	161,165
Exxon Mobil Corp.	58,160	5,376,892
Hess Corp.	3,555	262,430
Kinder Morgan Inc.	22,957	971,311
Marathon Oil Corp.	9,432	266,831
Marathon Petroleum Corp.	3,884	350,570
Murphy Oil Corp.	2,429	122,713
Newfield Exploration Co.	1,923	52,152	*
Noble Energy Inc.	5,078	240,849
Occidental Petroleum Corp.	10,111	815,048
ONEOK Inc.	2,931	145,934
Phillips 66	7,848	562,701
Pioneer Natural Resources Co.	2,016	300,082
QEP Resources Inc.	2,436	49,256
Range Resources Corp.	2,309	123,416
Southwestern Energy Co.	4,979	135,877	*
Spectra Energy Corp.	9,454	343,180
Tesoro Corp.	1,859	138,217
Valero Energy Corp.	7,512	371,844
Williams Cos. Inc.	9,255	415,920

Total Oil, Gas & Consumable Fuels		17,775,516

TOTAL ENERGY		21,187,693

FINANCIALS - 16.6%
Banks - 6.0%
Bank of America Corp.	143,685	2,570,525
BB&T Corp.	10,029	390,028
Citigroup Inc.	41,336	2,236,691
Comerica Inc.	2,568	120,285
Fifth Third Bancorp	8,811	179,524
Huntington Bancshares Inc.	11,725	123,347
JPMorgan Chase & Co.	51,321	3,211,668
KeyCorp	12,547	174,403
M&T Bank Corp.	1,849	232,271
PNC Financial Services Group Inc.	7,034	641,712
Regions Financial Corp.	20,025	211,464
SunTrust Banks Inc.	7,543	316,052
U.S. Bancorp	24,911	1,119,750
Wells Fargo & Co.	65,548	3,593,341

Zions Bancorporation	2,608	74,354

Total Banks		15,195,415

Capital Markets - 2.3%
Affiliated Managers Group Inc.	800	169,792	*
Ameriprise Financial Inc.	2,692	356,017
Bank of New York Mellon Corp.	14,812	600,923
BlackRock Inc.	1,772	633,596
Charles Schwab Corp.	15,687	473,591
E*TRADE Financial Corp.	4,052	98,281	*

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Franklin Resources Inc.	5,295	$293,184
Goldman Sachs Group Inc.	5,440	1,054,435
Invesco Ltd.	6,174	243,997
Morgan Stanley	21,488	833,734
Northern Trust Corp.	3,147	212,108
State Street Corp.	5,789	454,437
T. Rowe Price Group Inc.	3,697	317,424

Total Capital Markets		5,741,519

Consumer Finance - 0.9%
American Express Co.	12,092	1,125,040
Capital One Financial Corp.	7,780	642,239
Discover Financial Services	6,266	410,360
Navient Corp.	6,048	130,697

Total Consumer Finance		2,308,336

Diversified Financial Services - 2.1%
Berkshire Hathaway Inc., Class B Shares	25,095	3,768,014	*
CME Group Inc.	4,452	394,670
Intercontinental Exchange Inc.	1,621	355,469
Leucadia National Corp.	4,418	99,052
McGraw Hill Financial Inc.	3,779	336,256
Moody’s Corp.	2,653	254,184
Nasdaq OMX Group Inc.	1,649	79,086
Principal Financial Group Inc.	3,877	201,371

Total Diversified Financial Services		5,488,102

Insurance - 2.7%
ACE Ltd.	4,350	499,728
AFLAC Inc.	5,431	331,780
Allstate Corp.	5,907	414,967
American International Group Inc.	19,754	1,106,422
Aon PLC	3,928	372,492
Assurant Inc.	1,010	69,114
Chubb Corp.	2,965	306,789
Cincinnati Financial Corp.	2,076	107,599
Genworth Financial Inc., Class A Shares	6,988	59,398	*
Hartford Financial Services Group Inc.	6,296	262,480
Lincoln National Corp.	3,720	214,532
Loews Corp.	4,318	181,442
Marsh & McLennan Cos. Inc.	7,736	442,809
MetLife Inc.	15,849	857,272
Progressive Corp.	7,726	208,525
Prudential Financial Inc.	6,531	590,794
Torchmark Corp.	1,873	101,460
Travelers Cos. Inc.	4,649	492,097
Unum Group	3,660	127,661
XL Group PLC	3,895	133,871

Total Insurance		6,881,232

Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	5,573	550,891
Apartment Investment and Management Co., Class A Shares	2,061	76,566
AvalonBay Communities Inc.	1,716	280,377
Boston Properties Inc.	2,159	277,842
Crown Castle International Corp.	4,712	370,834
Equity Residential	4,737	340,306
Essex Property Trust Inc.	892	184,287
General Growth Properties Inc.	8,600	241,918
HCP Inc.	6,449	283,949
Health Care REIT Inc.	4,491	339,834
Host Hotels & Resorts Inc.	10,675	253,745
Iron Mountain Inc.	2,578	99,666
Kimco Realty Corp.	5,780	145,309
Macerich Co.	1,983	165,402

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Plum Creek Timber Co. Inc.	2,499	$106,932
Prologis Inc.	7,048	303,275
Public Storage Inc.	2,039	376,909
Simon Property Group Inc.	4,133	752,661
Ventas Inc.	4,151	297,627
Vornado Realty Trust	2,457	289,214
Weyerhaeuser Co.	7,347	263,684

Total Real Estate Investment Trusts (REITs)		6,001,228

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	134,740	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	6,709	67,895
People’s United Financial Inc.	4,395	66,716

Total Thrifts & Mortgage Finance		134,611

TOTAL FINANCIALS		41,885,183

HEALTH CARE - 14.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals Inc.	2,790	516,234	*
Amgen Inc.	10,350	1,648,651
Biogen Idec Inc.	3,235	1,098,121	*
Celgene Corp.	11,156	1,247,910	*
Gilead Sciences Inc.	20,600	1,941,756	*
Regeneron Pharmaceuticals Inc.	1,011	414,763	*
Vertex Pharmaceuticals Inc.	3,326	395,129	*

Total Biotechnology		7,262,564

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	20,868	939,477
Baxter International Inc.	7,662	561,548
Becton, Dickinson & Co.	2,723	378,933
Boston Scientific Corp.	18,681	247,523	*
C.R. Bard Inc.	1,095	182,449
CareFusion Corp.	2,859	169,653	*
Covidien PLC	6,400	654,592
DENTSPLY International Inc.	2,000	106,540
Edwards Lifesciences Corp.	1,513	192,726	*
Hospira Inc.	2,348	143,815	*
Intuitive Surgical Inc.	438	231,676	*
Medtronic Inc.	13,618	983,220
St. Jude Medical Inc.	4,003	260,315
Stryker Corp.	4,158	392,224
Varian Medical Systems Inc.	1,461	126,391	*
Zimmer Holdings Inc.	2,389	270,960

Total Health Care Equipment & Supplies		5,842,042

Health Care Providers & Services - 2.3%
Aetna Inc.	4,817	427,894
AmerisourceBergen Corp.	2,833	255,423
Anthem Inc.	3,785	475,661
Cardinal Health Inc.	4,237	342,053
CIGNA Corp.	3,560	366,360
DaVita HealthCare Partners Inc.	2,497	189,123	*
Express Scripts Holding Co.	9,847	833,745	*
Humana Inc.	2,173	312,108
Laboratory Corporation of America Holdings	1,203	129,804	*
McKesson Corp.	3,247	674,012
Patterson Cos. Inc.	1,158	55,700
Quest Diagnostics Inc.	2,036	136,534
Tenet Healthcare Corp.	1,368	69,317	*
UnitedHealth Group Inc.	13,055	1,319,730

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Universal Health Services Inc., Class B Shares	1,200	$133,512

Total Health Care Providers & Services		5,720,976

Health Care Technology - 0.1%
Cerner Corp.	4,173	269,826	*

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	4,704	192,582
PerkinElmer Inc.	1,592	69,618
Thermo Fisher Scientific Inc.	5,527	692,478
Waters Corp.	1,201	135,376	*

Total Life Sciences Tools & Services		1,090,054

Pharmaceuticals - 6.1%
AbbVie Inc.	21,543	1,409,774
Actavis PLC	3,708	954,476	*
Allergan Inc.	4,010	852,486
Bristol-Myers Squibb Co.	23,192	1,369,024
Eli Lilly & Co.	13,200	910,668
Johnson & Johnson	38,907	4,068,505
Mallinckrodt PLC	1,600	158,448	*
Merck & Co. Inc.	39,384	2,236,617
Mylan Inc.	5,247	295,773	*
Perrigo Co. PLC	1,887	315,431
Pfizer Inc.	87,044	2,711,421
Zoetis Inc.	7,000	301,210

Total Pharmaceuticals		15,583,833

TOTAL HEALTH CARE		35,769,295

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.1%
Boeing Co.	8,948	1,163,061
General Dynamics Corp.	4,387	603,739
Honeywell International Inc.	10,562	1,055,355
L-3 Communications Holdings Inc.	1,211	152,840
Lockheed Martin Corp.	3,809	733,499
Northrop Grumman Corp.	2,758	406,502
Precision Castparts Corp.	2,049	493,563
Raytheon Co.	3,937	425,865
Rockwell Collins Inc.	1,907	161,104

Total Aerospace & Defense		5,195,528

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide Inc.	2,094	156,820
Expeditors International of Washington Inc.	2,859	127,540
FedEx Corp.	3,441	597,564
Ryder System Inc.	753	69,916
United Parcel Service Inc., Class B Shares	9,725	1,081,128

Total Air Freight & Logistics		2,032,968

Airlines - 0.4%
Delta Air Lines Inc.	11,982	589,395
Southwest Airlines Co.	8,703	368,311

Total Airlines		957,706

Building Products - 0.1%
Allegion PLC	1,271	70,490
Masco Corp.	5,028	126,705

Total Building Products		197,195

Commercial Services & Supplies - 0.4%
ADT Corp.	2,547	92,278
Cintas Corp.	1,421	111,463
Pitney Bowes Inc.	2,857	69,625
Republic Services Inc.	3,215	129,404

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Stericycle Inc.	1,201	$157,427	*
Tyco International PLC	5,893	258,467
Waste Management Inc.	5,155	264,555

Total Commercial Services & Supplies		1,083,219

Construction & Engineering - 0.1%
Fluor Corp.	2,262	137,145
Jacobs Engineering Group Inc.	1,861	83,168	*
Quanta Services Inc.	3,071	87,186	*

Total Construction & Engineering		307,499

Electrical Equipment - 0.7%
AMETEK Inc.	3,457	181,942
Eaton Corp. PLC	6,705	455,672
Emerson Electric Co.	9,517	587,484
Rockwell Automation Inc.	1,958	217,730
Roper Industries Inc.	1,404	219,515

Total Electrical Equipment		1,662,343

Industrial Conglomerates - 2.5%
3M Co.	8,781	1,442,894
General Electric Co.	137,937	3,485,668
Textron Inc.	3,985	167,808
United Technologies Corp.	11,478	1,319,970

Total Industrial Conglomerates		6,416,340

Machinery - 1.8%
Caterpillar Inc.	7,998	732,057
Cummins Inc.	2,050	295,548
Danaher Corp.	8,474	726,307
Deere & Co.	4,916	434,918
Dover Corp.	2,399	172,056
Flowserve Corp.	1,941	116,130
Illinois Tool Works Inc.	5,014	474,826
Ingersoll-Rand PLC	3,648	231,247
Joy Global Inc.	1,428	66,431
PACCAR Inc.	4,998	339,914
Pall Corp.	1,549	156,774
Parker Hannifin Corp.	2,104	271,311
Pentair PLC	2,785	184,980
Snap-on Inc.	819	111,990
Stanley Black & Decker Inc.	2,195	210,896
Xylem Inc.	2,564	97,611

Total Machinery		4,622,996

Professional Services - 0.2%
Dun & Bradstreet Corp.	531	64,230
Equifax Inc.	1,721	139,177
Nielsen NV	4,000	178,920
Robert Half International Inc.	1,940	113,257

Total Professional Services		495,584

Road & Rail - 1.0%
CSX Corp.	14,214	514,973
Kansas City Southern	1,555	189,757
Norfolk Southern Corp.	4,369	478,886
Union Pacific Corp.	12,040	1,434,325

Total Road & Rail		2,617,941

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	183,201
United Rentals Inc.	1,300	132,613	*

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
W. W. Grainger Inc.	864	$220,225

Total Trading Companies & Distributors		536,039

TOTAL INDUSTRIALS		26,125,358

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.7%
Cisco Systems Inc.	71,169	1,979,566
F5 Networks Inc.	1,064	138,815	*
Harris Corp.	1,507	108,233
Juniper Networks Inc.	5,369	119,836
Motorola Solutions Inc.	3,157	211,771
QUALCOMM Inc.	22,556	1,676,587

Total Communications Equipment		4,234,808

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	4,462	240,100
Corning Inc.	17,238	395,268
FLIR Systems Inc.	1,988	64,232
TE Connectivity Ltd.	5,800	366,850

Total Electronic Equipment, Instruments & Components		1,066,450

Internet Software & Services - 3.2%
Akamai Technologies Inc.	2,518	158,533	*
eBay Inc.	15,738	883,217	*
Facebook Inc., Class A Shares	29,100	2,270,382	*
Google Inc., Class A Shares	3,882	2,060,022	*
Google Inc., Class C Shares	3,882	2,043,485	*
VeriSign Inc.	1,772	101,004	*
Yahoo! Inc.	11,643	588,088	*

Total Internet Software & Services		8,104,731

IT Services - 2.5%
Accenture PLC, Class A Shares	8,686	775,747
Alliance Data Systems Corp.	750	214,538	*
Automatic Data Processing Inc.	6,797	566,666
Cognizant Technology Solutions Corp., Class A Shares	8,569	451,244	*
Computer Sciences Corp.	2,055	129,568
Fidelity National Information Services Inc.	4,100	255,020
Fiserv Inc.	2,890	205,103	*
MasterCard Inc., Class A Shares	13,195	1,136,881
Paychex Inc.	4,572	211,089
Teradata Corp.	2,328	101,687	*
Total System Services Inc.	2,332	79,195
Visa Inc., Class A Shares	6,651	1,743,892
Western Union Co.	7,730	138,444
Xerox Corp.	15,713	217,782

Total IT Services		6,226,856

Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	2,780	102,693
Analog Devices Inc.	4,409	244,788
Applied Materials Inc.	17,085	425,758
Avago Technologies Ltd.	3,500	352,065
Broadcom Corp., Class A Shares	7,787	337,411
First Solar Inc.	994	44,327	*
Intel Corp.	66,040	2,396,591
KLA-Tencor Corp.	2,350	165,252
Lam Research Corp.	2,290	181,688
Linear Technology Corp.	3,328	151,757
Microchip Technology Inc.	2,809	126,714
Micron Technology Inc.	14,966	523,960	*
NVIDIA Corp.	6,519	130,706
Texas Instruments Inc.	14,795	791,015

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Xilinx Inc.	3,765	$162,987

Total Semiconductors & Semiconductor Equipment		6,137,712

Software - 3.8%
Adobe Systems Inc.	6,553	476,403	*
Autodesk Inc.	3,205	192,492	*
CA Inc.	4,548	138,487
Citrix Systems Inc.	2,093	133,533	*
Electronic Arts Inc.	4,338	203,951	*
Intuit Inc.	3,997	368,483
Microsoft Corp.	113,559	5,274,816
Oracle Corp.	44,252	1,990,013
Red Hat Inc.	2,674	184,880	*
Salesforce.com Inc.	7,918	469,617	*
Symantec Corp.	9,756	250,290

Total Software		9,682,965

Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc.	80,681	8,905,569
EMC Corp.	28,575	849,820
Hewlett-Packard Co.	26,035	1,044,785
International Business Machines Corp.	12,609	2,022,988
NetApp Inc.	4,673	193,696
SanDisk Corp.	3,181	311,674
Seagate Technology PLC	4,638	308,427
Western Digital Corp.	2,967	328,447

Total Technology Hardware, Storage & Peripherals		13,965,406

TOTAL INFORMATION TECHNOLOGY		49,418,928

MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals Inc.	2,586	372,979
Airgas Inc.	939	108,154
CF Industries Holdings Inc.	682	185,872
Dow Chemical Co.	15,652	713,888
E.I. du Pont de Nemours & Co.	12,678	937,411
Eastman Chemical Co.	2,151	163,175
Ecolab Inc.	3,818	399,058
FMC Corp.	1,875	106,931
International Flavors & Fragrances Inc.	1,147	116,260
LyondellBasell Industries NV, Class A Shares	5,900	468,401
Monsanto Co.	6,505	777,152
Mosaic Co.	4,383	200,084
PPG Industries Inc.	1,954	451,667
Praxair Inc.	3,747	485,461
Sherwin-Williams Co.	1,002	263,566
Sigma-Aldrich Corp.	1,685	231,300

Total Chemicals		5,981,359

Construction Materials - 0.1%
Martin Marietta Materials Inc.	900	99,288
Vulcan Materials Co.	1,842	121,075

Total Construction Materials		220,363

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,354	70,246
Ball Corp.	1,983	135,181
MeadWestvaco Corp.	2,462	109,288
Owens-Illinois Inc.	2,324	62,725	*
Sealed Air Corp.	2,768	117,446

Total Containers & Packaging		494,886

Metals & Mining - 0.4%
Alcoa Inc.	16,703	263,740
Allegheny Technologies Inc.	1,522	52,920

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc.	14,649	$342,201
Newmont Mining Corp.	7,024	132,754
Nucor Corp.	4,491	220,283

Total Metals & Mining		1,011,898

Paper & Forest Products - 0.1%
International Paper Co.	5,690	304,870

TOTAL MATERIALS		8,013,376

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	71,053	2,386,670
CenturyLink Inc.	8,153	322,696
Frontier Communications Corp.	14,096	94,020
Level 3 Communications Inc.	3,900	192,582	*
Verizon Communications Inc.	56,819	2,657,993
Windstream Holdings Inc.	8,407	69,274

TOTAL TELECOMMUNICATION SERVICES		5,723,235

UTILITIES - 3.2%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	6,881	417,814
Duke Energy Corp.	9,366	782,436
Edison International	4,596	300,946
Entergy Corp.	2,519	220,362
Exelon Corp.	12,096	448,520
FirstEnergy Corp.	5,907	230,314
NextEra Energy Inc.	5,650	600,538
Northeast Utilities	4,450	238,164
Pepco Holdings Inc.	3,534	95,171
Pinnacle West Capital Corp.	1,555	106,222
PPL Corp.	8,898	323,264
Southern Co.	12,526	615,152

Total Electric Utilities		4,378,903

Gas Utilities - 0.0%
AGL Resources Inc.	1,763	96,101

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,293	127,965
NRG Energy Inc.	4,588	123,646

Total Independent Power and Renewable Electricity Producers		251,611

Multi-Utilities - 1.4%
Ameren Corp.	3,423	157,903
CenterPoint Energy Inc.	6,050	141,752
CMS Energy Corp.	3,763	130,764
Consolidated Edison Inc.	4,132	272,753
Dominion Resources Inc.	8,203	630,811
DTE Energy Co.	2,499	215,839
Integrys Energy Group Inc.	1,153	89,761
NiSource Inc.	4,429	187,878
PG&E Corp.	6,456	343,718
Public Service Enterprise Group Inc.	7,140	295,667
SCANA Corp.	1,991	120,256
Sempra Energy	3,206	357,020
TECO Energy Inc.	2,891	59,237
Wisconsin Energy Corp.	3,188	168,135

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Multi-Utilities - (continued)
Xcel Energy Inc.	7,030	$252,518

Total Multi-Utilities		3,424,012

TOTAL UTILITIES		8,150,627

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,086,275)		251,409,901

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $679,249)	0.060%	679,249	679,249

TOTAL INVESTMENTS - 99.6% (Cost - $137,765,524#)			252,089,150
Other Assets in Excess of Liabilities - 0.4%			917,360

TOTAL NET ASSETS - 100.0%			$253,006,510

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to schedule of investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$251,409,901	—	—	$251,409,901

Short-term investments†	679,249	—	—	679,249

Total investments	$252,089,150	—	—	$252,089,150

Other financial instruments:
Futures contracts	$72,546	—	—	$72,546

Total	$252,161,696	—	—	$252,161,696

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$124,234,545
Gross unrealized depreciation	(9,910,919)

Net unrealized appreciation	$114,323,626

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	25	3/15	$2,492,954	$2,565,500	$72,546

3. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended December 31, 2014:

	Affiliate Value at 9/30/14	Purchased		Sold		Dividend Income	Affiliate Value at 12/31/14	Realized Loss
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc	$75,614	—	—	$185,548	1,478	$473	—	$(105,584)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015